SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of the calculation of basic and diluted net income per ordinary share - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Numerator:
Allocation of net income (loss), as adjusted	$ (806,222)	$ 1,328,853	$ (6,276)	$ 783,438
Denominator:
Diluted weighted average ordinary shares outstanding	17,250,000	15,508,333	3,000,000	16,834,110
Diluted net income (loss) per ordinary share	$ (0.05)	$ 0.09	$ 0.00	$ 0.05
Denominator:
Weighted average shares outstanding, ordinary shares (in Shares)	17,250,000	15,508,333	3,000,000	16,820,548
Basic net income (loss) per ordinary share	$ (0.05)	$ 0.09	$ 0.00	$ 0.05